Selected Statement of Operations Data - Cost of Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
1) Cost of products sold:
Materials and subcontractors	$ 125,043	$ 103,417		$ 195,074
Labor costs	20,753	15,700		22,523
Overhead and other expenses	10,906	10,484		16,670
Cost of products sold	156,702	129,601	[1]	234,267	[1]
2) Cost of services rendered:
Materials consumed	44,088	45,704		36,728
Labor costs	34,117	35,954		32,146
Overhead and other expenses	13,548	22,188		24,574
Cost of services rendered	$ 91,753	$ 103,846	[1]	$ 93,448	[1]

[1]	See Note 1a(ii).